EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
EMPLOYEE BENEFITS
Summary of Employee Benefit Expense
	Consolidated
	2023	2022	2021
Payroll, profit sharing and bonuses	3,553,374	3,848,557	3,975,494
Pension Plan	100,498	90,392	106,303
Share-based payments, net of charges	126,987	90,796	183,815
Health care, food and other benefits	579,116	704,449	661,445
Charges, taxes and social contributions	473,382	588,538	534,375
INSS	242,127	51,274	203,624
Total	5,075,484	5,374,006	5,665,056

Summary of Number and Weighted Average Number of Shares
	Stock option plan and Strategy Acceleration Plan
	Weighted average strike price per option – R$	Options (thousands)
Balance as of December 31, 2021	21.05	20,137
Granted	16.45	1,710
Changes from options to restricted shares	48.98	(1,100)
Expired/Cancelled	27.22	(861)
Exercised	11.98	(226)
Balance as of December 31, 2022	18.92	19,660
Granted	16.45	30
Expired/Cancelled	22.92	(758)
Exercised	13.02	(568)
TBS Awards – equity to cash settlement conversion	21.43	(1,334)
Balance as of December 31, 2023	18.74	17,030

	Restricted shares (thousands)	Performance shares (thousands)
Balance as of December 31, 2021	5,494	8,045
Granted	2,359	6,485
Changes from options to restricted shares	1,100	-
Expired/Cancelled	(442)	(1,902)
Released	(2,453)	(573)
Balance as of December 31, 2022	6,058	12,055
Granted	3,966	8,736
Expired/Cancelled	(360)	(2,921)
Stock adjustment based on acquisition performance	-	(990)
Released	(3,033)	(2,686)
Adjustments related to vesting in the sale of Aesop	-	(964)
Awards related to the sale of Aesop	(182)	(875)
Adjustments related to the acquisition of rights in the sale of TBS	(18)	(1,476)
TBS Awards – equity to cash settlement conversion	(129)	(383)
Balance as of December 31, 2023	6,302	10,496

Summary of Terms and Conditions of Share-based Payment Arrangement

As of December 31, 2023 – Stock options

Grant date	Conditions for acquisition of right as of the grant date	Strike Price (R$)	Fair value at grant date (R$)	Existing shares (thousands)	Maximum remaining contractual life (years)	Exercisable options (thousands)
March 16,2015	2 to 4 years of service	12.71	7.16 to 7.43	85	0.2	85
July 11, 2016 (acceleration strategy)	4 to 5 years of service	11.28	6.84 to 6.89	1,540	0.5	1,540
March 10, 2017	2 to 4 years of service	12.46	6.65 to 6.68	350	1.2	350
March 10, 2017 (acceleration strategy)	4 to 5 years of service	12.46	6.87 to 6.89	1,890	1.5	1,890
March 12, 2018	2 to 4 years of service	16.83	7.96 to 8.21	1,501	2.2	1,501
March 12, 2018 (acceleration strategy)	3 to 5 years of service	12.04 to 16.83	8.21 to 9.67	3,800	2.2	3,800
April 12, 2019	2 to 4 years of service	23.41	11.71 to 11.82	1,421	3.2	1,421
April 12, 2019 (acceleration strategy)	4 to 5 years of service	23.41	11.51 to 11.71	1,900	3.2	950
December 17, 2021	3 to 4 years of service	27.28	13.85 to 18.16	3,703	8.0	-
September 14, 2022	3 to 4 years of service	16.45	8.39 to 10.32	840	8.7	600
				17,030		12,137

As of December 31, 2023 – Restricted shares

Grant date	Conditions for acquisition of right as of the grant date	Existing shares (thousands)	Fair value at grant date (R$)	Maximum remaining contractual life (years)
March 31, 2021	1 to 3 years of service	737	48.13	0.3
April 14, 2022	1 to 3 years of service	1,138	24.91 to 24.99	1.3
March 31, 2021 (as modified in September 2022)*	4 to 5 years of service	1,100	7.41 to 24.77	2.3
May 5, 2023	1 to 3 years of service	3,327	11.2	2.3
		6,302

*The original grant of March 31, 2021 was stock options, but became a restricted share award as a result of the September 2022 amendment.

As of December 31, 2023 – Performed shares

Grant date	Conditions for acquisition of right as of the grant date	Existing shares (thousands)	Fair value at grant date (R$)	Maximum remaining contractual life (years)
March 31, 2021	Achievement of performance conditions, 3 years of service plus an additional holding period of 1 year for certain awards	1,859	46.57 to 50.98	0.3 to 1.3
April 14, 2022	Achievement of performance conditions, 3 years of service plus an additional holding period of 1 year for certain awards.	3,545	18.66 a 24.99	1.3 to 2.3
May 5, 2023	Achievement of performance conditions, 3 years of service	5,092	11.20 a 11.55	2.3 a 3.3
		10,496

Summary of Measurement Inputs for Fair Value of Shares
Assumptions	B3 shares	ADRs
Share price (also used as strike price on Finnerty)	R$ 11.21	USD 4.49
Strike price	R$ 0.01	USD 0.00403
Expected volatility	48.64% to 57.70%	55.20% to 63.11%
Expected term	1 to 3 years	1 to 3 years
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	11.69% to 12.93%	3.68% to 4.82%